Convertible Promissory Notes (Tables)	12 Months Ended
Oct. 31, 2020
Convertible Promissory Notes
Schedule of convertible promissory note

	Face value	Carrying amount	Interest payable
Balance - October 31, 2018	$1,343,171	$1,299,376	$454,775
Amortization of deferred financing costs	22,106	23,759	-
Interest expense on long-term debt	-	-	2,154
Interest accretion	-	5,502	-
Repaid	(265,277)	(265,277)	(137,889)
Converted to common units	(1,100,000)	(1,063,360)	(279,040)
Balance - October 31, 2019	$-	$-	$40,000
Interest paid	-	-	(30,000)
Interest forgiven upon settlement	-	-	(10,000)
Balance - October 31, 2020	$-	$-	$-